REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Disclosure of Detailed Information About Timing Of Revenue [Table Text Block]
A disaggregation of the Group’s revenue for the year based on timing of revenue recognition is as follows:

	2020	2019	2018
	US$’000	US$’000	US$’000

Over time:
Charter hire	104,986	129,761	135,027
Freight revenue	129,051	178,750	168,828
Vessel revenue	234,037	308,511	303,855

Management fees	1,526	5,105	5,676
Miscellaneous	579	884	820
Other	2,105	5,989	6,496

At a point in time:
Sale of ships	42,468	15,986	8,477
Sale of bunkers and other consumables	607	560	190
Ship sales	43,075	16,546	8,667

	279,217	331,046	319,018